Stockholders’ Equity (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Apr. 30, 2020
Equity [Abstract]
Share-based Payment Arrangement, Noncash Expense	$ 186,087	$ 138,531	$ 483,067	$ 259,909	$ 680,611	$ 356,252
[custom:PrepaidStockbasedCompensationExpense]					$ 631,878	$ 609,010